OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Schedule of Other Long Term Assets
	December 31,
	2018	2017
	U.S. Dollars in thousands
Distribution right (1)	123	-
Long term pre-paid expenses	51	49
	$174	$49

(1)
During 2018 the Company entered into agreement to obtain the distribution right of a certain therapeutic product to be distributed in Israel, subject to Israeli Ministry of Health (“IL MOH") marking approval. Pursuant to the agreement, the Company was required to make certain upfront and milestone payments. These payments are accounted for as long term assets through obtaining IL MOH marketing authorization, and it will be amortized during the product's economic useful life.